Commitments and contingent liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Capital commitments [abstract]
Schedule of capital expenditure
The Group has capital expenditure contracted for but not recognised as liabilities as at June 30, 2024. The expenditure is as follows:

June 30, 2024
£’000
Plant and equipment	22
Computer software	15
Computer equipment	—
Leasehold improvements	25
Office Furniture and equipment	19
81